Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

July 31, 2019

EDO-QTLY-0919
1.9585362.105

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.5%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Interactive Media & Services - 11.5%
Adevinta ASA Class B	571,184	$6,352,365
Cars.com, Inc. (a)(b)	269,668	5,123,692
XLMedia PLC	6,555,500	5,827,637
		17,303,694
Media - 0.1%
Reach PLC	227,802	235,476

TOTAL COMMUNICATION SERVICES		17,539,170

CONSUMER DISCRETIONARY - 26.2%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1,500	19,785
Diversified Consumer Services - 2.0%
Global Dominion Access SA (a)(c)	630,800	3,030,603
Hotels, Restaurants & Leisure - 2.0%
Melco International Development Ltd.	8,000	19,466
Wyndham Hotels & Resorts, Inc.	52,906	2,991,834
		3,011,300
Household Durables - 7.6%
Hamilton Beach Brands Holding Co. Class A	157,585	2,585,970
Zagg, Inc. (a)	1,333,437	8,840,687
		11,426,657
Internet & Direct Marketing Retail - 4.7%
AO World PLC (a)(b)	5,992,126	5,326,815
Ocado Group PLC (a)	6,600	99,967
Pinduoduo, Inc. ADR	900	20,043
Secoo Holding Ltd. ADR (a)	201,000	1,605,990
Zooplus AG (a)	165	21,480
		7,074,295
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	2,161	46,363
Specialty Retail - 4.7%
Floor & Decor Holdings, Inc. Class A (a)	400	15,660
IAA Spinco, Inc. (a)	151,100	7,063,925
		7,079,585
Textiles, Apparel & Luxury Goods - 5.2%
Mavi Jeans Class B (a)(c)	2,000	14,872
Puma AG	18,000	1,260,320
Unifi, Inc. (a)	345,922	6,472,201
		7,747,393

TOTAL CONSUMER DISCRETIONARY		39,435,981

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Kaveri Seed Co. Ltd.	352,071	2,276,445
SunOpta, Inc. (a)	6,688	19,061
Ulker Biskuvi Sanayi A/S	5,000	16,619
		2,312,125
Personal Products - 0.0%
Avon Products, Inc. (a)	7,700	32,725

TOTAL CONSUMER STAPLES		2,344,850

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,626	22,195
FINANCIALS - 1.6%
Capital Markets - 0.0%
Interactive Brokers Group, Inc.	700	35,882
KKR & Co. LP	573	15,328
		51,210
Consumer Finance - 1.4%
Encore Capital Group, Inc. (a)	978	35,188
SLM Corp.	226,854	2,066,640
		2,101,828
Diversified Financial Services - 0.2%
Rafael Holdings, Inc. (a)	15,000	310,500
Insurance - 0.0%
Brighthouse Financial, Inc. (a)	448	17,548

TOTAL FINANCIALS		2,481,086

HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)	101,800	5,980,750
Arjo AB	5,700	23,021
		6,003,771
Health Care Providers & Services - 3.7%
Covetrus, Inc. (a)	600	14,202
Elanco Animal Health, Inc.	83,800	2,762,048
Magellan Health Services, Inc. (a)	39,000	2,743,260
		5,519,510
Pharmaceuticals - 0.0%
Perrigo Co. PLC	400	21,604

TOTAL HEALTH CARE		11,544,885

INDUSTRIALS - 7.2%
Airlines - 0.1%
AirAsia Group BHD	42,300	20,021
Ryanair Holdings PLC sponsored ADR (a)	500	31,065
Wizz Air Holdings PLC (a)(c)	1,361	58,492
		109,578
Construction & Engineering - 4.4%
Arcosa, Inc.	177,519	6,656,963
Professional Services - 2.7%
Gordon Dadds Group PLC (d)	2,288,773	4,063,730

TOTAL INDUSTRIALS		10,830,271

INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment & Components - 0.0%
Cardtronics PLC (a)	527	15,009
PAX Global Technology Ltd.	39,000	15,638
		30,647
IT Services - 9.6%
Alliance Data Systems Corp.	49,366	7,746,513
DXC Technology Co.	403	22,475
Perspecta, Inc.	161,998	3,779,413
U.S.A. Technologies, Inc. (a)(b)	444,705	2,926,159
		14,474,560
Software - 6.0%
Black Knight, Inc. (a)	96,618	6,117,852
Instructure, Inc. (a)	71,900	2,853,711
Micro Focus International PLC sponsored ADR	1,939	40,448
Onespan, Inc. (a)	1,252	18,304
Symantec Corp.	900	19,404
		9,049,719
Technology Hardware, Storage & Peripherals - 1.6%
Seagate Technology LLC	49,897	2,310,730

TOTAL INFORMATION TECHNOLOGY		25,865,656

MATERIALS - 0.9%
Chemicals - 0.9%
The Chemours Co. LLC	68,100	1,298,667
Construction Materials - 0.0%
West China Cement Ltd.	168,000	28,309

TOTAL MATERIALS		1,326,976

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.3%
CorePoint Lodging, Inc.	808,482	9,483,494
JBG SMITH Properties	1,089	42,613
		9,526,107
Real Estate Management & Development - 1.2%
Midland Holdings Ltd.	16,000	2,723
Sunteck Realty Ltd. (a)	308,940	1,756,761
		1,759,484

TOTAL REAL ESTATE		11,285,591

TOTAL COMMON STOCKS
(Cost $133,912,810)		122,676,661

Investment Companies - 12.2%
iShares Russell 3000 ETF	46,400	8,124,640
SPDR Portfolio Total Stock Market ETF	275,300	10,186,097
TOTAL INVESTMENT COMPANIES
(Cost $16,094,949)		18,310,737
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.02% to 2.18% 9/12/19 to 10/31/19 (e)
(Cost $328,799)	330,000	328,836
	Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund 2.43% (f)	8,153,253	$8,154,883
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	9,261,406	9,262,332
TOTAL MONEY MARKET FUNDS
(Cost $17,417,215)		17,417,215
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $167,753,773)		158,733,449
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(8,260,567)
NET ASSETS - 100%		$150,472,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Sept. 2019	$1,103,690	$8,213	$8,213
CME E-mini S&P 500 Index Contracts (United States)	41	Sept. 2019	6,113,715	(31,965)	(31,965)
TOTAL FUTURES CONTRACTS					$(23,752)

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,150,330 or 2.1% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,836.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,555
Fidelity Securities Lending Cash Central Fund	16,908
Total	$41,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gordon Dadds Group PLC	$--	$4,294,175	$--	$--	$--	$(230,445)	$4,063,730
Total	$--	$4,294,175	$--	$--	$--	$(230,445)	$4,063,730

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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